Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Other Current Assets [abstract]
VAT receivables	$ 3,044			$ 1,679
Prepaid expenses and other prepayments	11,829			10,985
Tax and social receivables	150			244
Deferred expenses and other current assets	594			2,425
Total other current assets	$ 15,617	[1]	$ 13,194	$ 15,333

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.